COMPENSATION EXPENSE - Liability and Equity Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	$ 10,327	$ 12,137
Incentive plan liability	25,244	21,431
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	10,327	12,137
Equity - contributed surplus	15,784	13,332
Total liability	26,111	25,469
Incentive plan liability	3,697	73	$ 631
AIP | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Incentive plan liability	6,630	12,064	6,489
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	25,244	21,431
Equity - contributed surplus	5,685	7,914
Total liability	30,929	29,345
Incentive plan liability	$ 25,244	$ 21,431	$ 11,688